Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Total	Number of Common Shares	Contributed Surplus	Equity Portion of Convertible Debentures	Shares to be Issued	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Noncontrolling Interest
Balance, shares at Jun. 30, 2021		93,151,074
Balance, amount at Jun. 30, 2021	$ 7,318,373	$ 26,145,146	$ 7,844,814	$ 306,877	$ 923,590	$ (29,453,390)	$ 77,875	$ 826,165
Statement [Line Items]
Common shares issued for private placement, shares		3,379,379
Common shares issued for private placement, amount	366,518	$ 1,013,814	0	0	0	0	0	0
Exercise of options, shares		200,000
Exercise of options, amount	50,000	$ 75,959	(25,959)	0	0	0	0	0
Issuance of warrants	1,920	0	1,920	0	0	0	0	0
Interest on convertible debentures	53,200	0	0	53,200	0	0	0	0
Dividend paid to NCI	(34,737)	$ 0	0	0	0	0	0	(34,737)
Shares issued as part of contingent consideration, shares		5,354,400
Shares issued as part of contingent consideration, amount	0	$ 923,590	0	0	(923,590)	0	0	0
Exercise of warrants, shares		700,000
Exercise of warrants, amount	210,000	$ 334,788	(124,788)	0	0	0	0	0
Common shares issued for private placement, shares		6,718,000
Common shares issued for private placement, amount	2,104,246	$ 1,981,810	122,436	0	0	0	0	0
Refinancing of convertible debentures	548,135	0	218,567	329,568	0	0	0	0
Foreign currency translation adjustment	(7,802)	0	0	0	0	0	(7,802)	0
Net Income (Loss)	(4,023,466)	$ 0	0	0	0	(3,956,931)	0	(66,535)
Balance, shares at Jun. 30, 2022		109,502,853
Balance, amount at Jun. 30, 2022	6,586,387	$ 30,475,107	8,036,990	689,645	0	(33,410,321)	70,073	724,893
Statement [Line Items]
Interest on convertible debentures	123,338	0	0	123,338	0	0	0	0
Foreign currency translation adjustment	(6,054)	0	0	0	0	0	(6,054)	0
Net Income (Loss)	(6,917,910)	0	0	0	0	(6,884,668)	0	(33,242)
Extinguishment of equity portion of convertible debentures	(812,983)	$ 0	0	(812,983)	0	0	0	0
Balance, shares at Jun. 30, 2023		109,502,853
Balance, amount at Jun. 30, 2023	(1,027,222)	$ 30,475,107	8,036,990	0	0	(40,294,989)	64,019	691,651
Statement [Line Items]
Interest on convertible debentures	0	0	0	0	0	0	0	0
Dividend paid to NCI	(206,153)	0	0	0	0	0	0	(206,153)
Foreign currency translation adjustment	(88,582)	0	0	0	0	0	(88,582)	0
Net Income (Loss)	(1,275,056)	$ 0	0	0	0	(1,492,535)	0	217,479
Balance, shares at Jun. 30, 2024		109,502,853
Balance, amount at Jun. 30, 2024	$ (2,597,013)	$ 30,475,107	$ 8,036,990	$ 0	$ 0	$ (41,787,524)	$ (24,563)	$ 702,977